Organization and Nature of Operations (Details) $ / shares in Units, $ / shares in Units, $ in Thousands					12 Months Ended
		Feb. 08, 2023 USD ($) $ / shares shares	Dec. 15, 2021 USD ($) $ / shares	Apr. 28, 2021 HKD ($) shares	Dec. 31, 2024 $ / shares	Nov. 08, 2024 $ / shares	Mar. 12, 2024 $ / shares	Dec. 31, 2023 $ / shares	Apr. 28, 2021 USD ($) $ / shares shares	Apr. 28, 2021 $ / shares
Organization and Nature of Operations [Line Items]
Incorporated date					Apr. 13, 2016
Authorized share capital | $				$ 50,000
Divided share capital | shares				5,000,000
Ordinary shares, par value | $ / shares										$ 0.01
Aggregate amount (in Dollars) | $									$ 50,000
Unissued shares | shares									5,000,000
Par value (in Dollars per share) | $ / shares						$ 0.00004	$ 0.00004
Share Issuance, description					(a) 1,000,000,000 Class A Ordinary Shares with a nominal or par value of US$0.00004 each and (b) 250,000,000 Class B Ordinary Shares with a nominal or par value of US$0.00004, each in accordance with section 13 of the Cayman Islands Companies Act.
Net proceeds (in Dollars) | $		$ 14,098,140
Lichen China Limited [Member]
Organization and Nature of Operations [Line Items]
Interests in subsidiaries					100.00%
Minimum [Member]
Organization and Nature of Operations [Line Items]
Par value (in Dollars per share) | $ / shares			$ 0.0001
Maximum [Member]
Organization and Nature of Operations [Line Items]
Par value (in Dollars per share) | $ / shares			$ 0.00004
Hong Kong [Member]
Organization and Nature of Operations [Line Items]
Divided shares | shares									5,000,000
Share Capital of Lichen [Member]
Organization and Nature of Operations [Line Items]
Authorized share capital | $				$ 50,000
Bondly HK [Member]
Organization and Nature of Operations [Line Items]
Equity interest					60.00%
Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Authorized share capital | $			$ 50,000
Ordinary shares, par value | $ / shares									$ 0.0001
Divided shares | shares									400,000,000
Aggregate amount (in Dollars) | $									$ 50,000
Ordinary shares | shares		600,000		5,400,000
Per share (in Dollars per share) | $ / shares									$ 0.0001
Issuance of ordinary shares | shares									5,400,000
Par value (in Dollars per share) | $ / shares	[1]				$ 0.008			$ 0.008
Ordinary shares par value (in Dollars per share) | $ / shares		$ 4
Gross proceeds (in Dollars) | $		$ 16,000,000
Class A Ordinary Shares [Member] | Share Capital of Lichen [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares | shares				400,000,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares, par value | (per share)									$ 0.0001	$ 0.01
Ordinary shares | shares				100,000,000
Per share (in Dollars per share) | $ / shares									$ 0.0001
Ordinary shares | shares									100,000,000
Issuance of ordinary shares | shares									3,600,000
Par value (in Dollars per share) | $ / shares	[1]				$ 0.008			$ 0.008
Class B Ordinary Shares [Member] | Share Capital of Lichen [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares, par value | $ / shares									$ 0.0001
Ordinary shares | shares				3,600,000
IPO [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares | shares		4,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00004

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.